4. Plant and Equipment, Net (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 53,549	$ 59,730	$ 80,165	$ 227,959
Gain on disposal of fixed assets			(874)	(38,584)
Disposed of fixed assets			104,886	101,434
Accelerated depreciation expense				$ 101,434
Plant and Equipment, net	$ 333,356		$ 381,301